Commitments and Contingencies - Future minimum lease payments (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Future minimum lease payments
2020	¥ 36,892,048
2021	23,676,676
2021	7,428,066
2023 and after	538,722
Total	68,535,512
Rental expenses	¥ 82,161,925	¥ 94,635,510	¥ 83,147,890